Loans to and Investments in Associated Companies - FXCM (Details) - Investment in FXCM	12 Months Ended
Nov. 30, 2021
Investments in and Advances to Affiliates [Line Items]
Equity method investment, ownership percentage	50.00%
Weighted average useful life	11 years